Inventory	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Inventory [Abstract]
Inventory Disclosure [Text Block]
4.	Inventory

Raw materials include inventory of manufacturing supplies. Work in process includes manufacturing supplies, direct and indirect labor, contracted manufacturing and testing, and allocated manufacturing overhead for inventory in process at the end of the period. Finished goods include products that are complete and available for sale. At March 31, 2018 and September 30, 2017, the Company recorded work in process and finished goods inventory only for those products with recent sales levels to evaluate net realizable value.

Inventory consisted of the following:

	March 31,	September 30,
	2018	2017

Raw materials	$35,514	$21,761
Work in process	69,100	-
Finished goods	100,750	46,353

	$205,364	$68,114

5.	Inventory

Raw materials include inventory of manufacturing supplies. Work in process includes manufacturing supplies, direct and indirect labor, contracted manufacturing and testing, and allocated manufacturing overhead for inventory in process at the end of the year. Finished goods include products that are complete and available for sale. At September 30, 2017 and 2016, the Company recorded work in process and finished goods inventory only for those products with recent sales levels to evaluate net realizable value.

Inventory consisted of the following:

	September 30,	September 30,
	2017	2016

Raw materials	$21,761	$38,764
Work in process	-	43,498
Finished goods	46,353	167,168

	$68,114	$249,430